Description of Business, Organization and Significant Concentrations and Risk - VIE Agreements - Additional Information (Details) - CNY (¥)		12 Months Ended
	Mar. 15, 2018	Dec. 31, 2019	Mar. 19, 2019	Dec. 28, 2018	Mar. 31, 2018
ATA Education | ATA Intelligent Learning's nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong
Variable Interest Entity
Loan amount		¥ 10,000,000	¥ 50,000,000		¥ 10,000,000
Term of loan		10 years
ATA Education | ATA Intelligent Learning's nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong | Loan on March 15, 2018
Variable Interest Entity
Loan amount	¥ 1,000,000
ATA Education | ATA Intelligent Learning's nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong | Loan on December 28, 2018
Variable Interest Entity
Loan amount				¥ 9,000,000
ATA Education | ATA Intelligent Learning's nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong | Loan Agreement On March192019
Variable Interest Entity
Loan amount		¥ 40,000,000
ATA Intelligent Learning
Variable Interest Entity
Registered capital		50,000,000
Assets pledged or collateralized		¥ 0
ATA Intelligent Learning | ATA Education
Variable Interest Entity
Percentage of equity interest that can be acquired as per exclusive purchase option		100.00%
Term of agreement	30 years
Notice period prior to expiration of agreement		30 days
ATA Intelligent Learning | ATA Education | Exclusive technical consulting and services agreement
Variable Interest Entity
Automatic renewal term of the agreement	10 years
Notice period prior to expiration of agreement	3 months
Mr. Kevin Xiaofeng Ma | ATA Intelligent Learning | Minimum
Variable Interest Entity
Legal ownership		50.00%
Mr. Kevin Xiaofeng Ma | ATA Intelligent Learning
Variable Interest Entity
Legal ownership interest (as a percent)		90.00%
Mr. Haichang Xiong | ATA Intelligent Learning
Variable Interest Entity
Legal ownership interest (as a percent)		10.00%